Correction of an Immaterial Error	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Correction of an immaterial error
Note 2 – Correction of an immaterial error
On April 12, 2021, the SEC Staff issued a “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies” (“SPACs”) (the “SEC Staff Statement”). The Company evaluated the SEC Staff Statement and determined that its Private Warrants (as defined in Note 3), which had historically been accounted for as a component of equity, should be reclassified and recorded as a liability at fair value during each reporting period, with changes in fair value recorded in the Statements of Comprehensive Loss.
In accordance with Financial Accounting Standards Board ASC 250, Accounting Changes and Error Corrections, the Company evaluated the materiality of the errors from quantitative and qualitative perspectives and concluded that the errors were immaterial to the Company’s prior period interim and annual consolidated financial statements. Because these errors were not material to any prior period interim or annual financial statements, no amendments to previously filed interim or annual periodic reports are required. The Company recognized the cumulative effect of the error on prior periods by recording during the three months ended and as of, March 31, 2021, (i) $2.0 million of income in the Statements of Comprehensive Loss to reflect the cumulative decrease in the fair value of the Private Warrants liabilities, (ii) a warrant liability of $1.8 million in the Balance Sheet and (iii) a decrease in additional paid-in
capital of $3.8 million in the Balance Sheet.